Expense Example - FidelityAdvisorSmallCapFund-AMCIZPRO - FidelityAdvisorSmallCapFund-AMCIZPRO - Fidelity Advisor Small Cap Fund	Jan. 28, 2023 USD ($)
Fidelity Advisor Small Cap Fund - Class A
Expense Example:
1 year	$ 703
3 years	972
5 years	1,262
10 years	2,084
Fidelity Advisor Small Cap Fund - Class C
Expense Example:
1 year	318
3 years	673
5 years	1,154
10 years	2,274
Fidelity Advisor Small Cap Fund - Class M
Expense Example:
1 year	504
3 years	828
5 years	1,175
10 years	2,152
Fidelity Advisor Small Cap Fund - Class I
Expense Example:
1 year	110
3 years	343
5 years	595
10 years	1,317
Fidelity Advisor Small Cap Fund - Class Z
Expense Example:
1 year	95
3 years	296
5 years	515
10 years	$ 1,143